Income tax (Tables)	12 Months Ended
Dec. 31, 2023
Income tax
Schedule of the current and deferred portions of income tax expense included in the consolidated statements of comprehensive income

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$

Current income tax expenses	(35,550)	(36,510)	(30,664)
Deferred income tax benefit	9,805	1,935	11,808
Income tax expenses	(25,745)	(34,575)	(18,856)

Schedule of the reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax income

	2021	2022	2023

Singapore statutory income tax rate (*)	17.0%	17.0%	17.0%
Effect of tax holiday and preferential tax benefit	20.9%	(5.3)%	(7.0)%
Effect of different tax rates available to different jurisdictions	47.6%	(9.5)%	(19.5)%
Permanent differences (i)	(66.3)%	6.8%	14.9%
Change in valuation allowance	(95.2)%	0.8%	10.1%
Effect of Super Deduction available to the Group	42.8%	(4.4)%	(9.0)%
Effective income tax rate	(33.2)%	5.4%	6.5%

*: As a majority of the Group’s businesses is subject to Singapore corporate tax rate, the reconciliation of tax expenses begins at Singapore statutory income tax rate.

(i)	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.

Schedule of the tax effects of temporary differences that give rise to the deferred tax asset balances

	December 31,
	2022	2023
	US$	US$

Deferred tax assets:
Tax loss carried forward	197,651	193,219
Allowance for expected credit loss of receivable, accrued expense and others not currently deductible for tax purposes	37,991	35,457
Deferred revenue	2,708	1,609
Impairment of investment	4,937	2,813
Others	4,350	(22)
Valuation allowance (i)	(242,051)	(224,130)
Deferred tax assets, net	5,586	8,946

Deferred tax liabilities:
Related to the fair value changes of investments	10,446	30,724
Related to acquired intangible assets	54,774	31,053
Others	4,628	1,124

Deferred tax liabilities	69,848	62,901
Classification in the consolidated balance sheets:
Deferred tax assets, net	—	—
Deferred tax liabilities	64,262	53,955
(i)

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance was mainly provided for net operating loss carry forwards because it was more likely than not that such deferred tax assets would not be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Summary of valuation allowance

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$

Balance at beginning of the year	(150,252)	(213,688)	(242,051)
Additions	(119,999)	(58,968)	(31,733)
Reversals	56,563	30,605	49,654
Balance at end of the year	(213,688)	(242,051)	(224,130)